Segment information - Geographic segmentation (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of operating segments
Turnover	R 203,576	R 181,461	R 172,407
Earnings before interest and tax	9,697	17,747	31,705
Non-current assets	391,953	357,978	310,985
Operating Segments
Disclosure of operating segments
Turnover	227,050	202,658	192,807
Non-current assets	382,116	352,384	307,281
Deferred tax assets and liabilities
Disclosure of operating segments
Non-current assets	8,563	4,096	3,082
Post-retirement benefit assets
Disclosure of operating segments
Non-current assets	1,274	1,498	622
South Africa
Disclosure of operating segments
Turnover	100,955	88,460	81,997
Earnings before interest and tax	18,576	8,585	20,444
South Africa | Operating Segments
Disclosure of operating segments
Non-current assets	147,688	143,493	139,398
Rest of Africa
Disclosure of operating segments
Turnover	8,814	6,555	7,364
Earnings before interest and tax	707	635	954
Rest of Africa | Operating Segments
Disclosure of operating segments
Non-current assets	19,323	18,443	17,856
Europe
Disclosure of operating segments
Turnover	45,202	43,722	38,060
Earnings before interest and tax	5,017	6,012	3,910
Europe | Operating Segments
Disclosure of operating segments
Non-current assets	15,944	15,389	13,925
North America
Disclosure of operating segments
Turnover	27,737	23,104	23,163
Earnings before interest and tax	(17,743)	(2,316)	1,871
North America | Operating Segments
Disclosure of operating segments
Non-current assets	189,560	165,742	125,983
South America
Disclosure of operating segments
Turnover	2,085	1,928	2,065
Earnings before interest and tax	118	279	260
South America | Operating Segments
Disclosure of operating segments
Non-current assets	1	1	1
Asia, Australia and Middle East
Disclosure of operating segments
Turnover	18,783	17,692	19,758
Earnings before interest and tax	3,022	4,552	4,266
Asia, Australia and Middle East | Operating Segments
Disclosure of operating segments
Non-current assets	9,600	9,316	10,118
Mining
Disclosure of operating segments
Turnover	3,222	3,446	2,946
Earnings before interest and tax	4,701	5,244	3,725
Mining | Operating Segments
Disclosure of operating segments
Turnover	20,876	19,797	18,962
Non-current assets	26,485	25,197
Mining | South Africa
Disclosure of operating segments
Earnings before interest and tax	3,273	3,796	2,775
Mining | Europe
Disclosure of operating segments
Turnover	2,819	2,691	2,040
Earnings before interest and tax	1,249	1,131	658
Mining | Asia, Australia and Middle East
Disclosure of operating segments
Turnover	403	755	906
Earnings before interest and tax	179	317	292
Exploration And Production International
Disclosure of operating segments
Turnover	1,815	1,610	1,750
Earnings before interest and tax	(889)	(3,683)	585
Exploration And Production International | Operating Segments
Disclosure of operating segments
Turnover	5,184	4,198	4,084
Non-current assets	13,542	14,217
Exploration And Production International | South Africa
Disclosure of operating segments
Earnings before interest and tax	1,458	1,008	1,307
Exploration And Production International | Rest of Africa
Disclosure of operating segments
Turnover	652	341	355
Earnings before interest and tax	164	(1,282)	707
Exploration And Production International | Europe
Disclosure of operating segments
Turnover	924	985	835
Earnings before interest and tax	223	194	(503)
Exploration And Production International | North America
Disclosure of operating segments
Turnover	239	284	560
Earnings before interest and tax	(2,739)	(3,595)	(728)
Exploration And Production International | Asia, Australia and Middle East
Disclosure of operating segments
Earnings before interest and tax	5	(8)	(198)
Energy
Disclosure of operating segments
Turnover	82,977	69,110	64,254
Earnings before interest and tax	16,566	14,081	11,218
Energy | Operating Segments
Disclosure of operating segments
Turnover	83,803	69,773	64,772
Non-current assets	67,325	64,526
Energy | South Africa
Disclosure of operating segments
Turnover	77,345	65,827	60,814
Earnings before interest and tax	15,243	13,064	12,248
Energy | Rest of Africa
Disclosure of operating segments
Turnover	4,665	3,282	3,438
Earnings before interest and tax	259	926	(85)
Energy | Europe
Disclosure of operating segments
Turnover	967	1	2
Earnings before interest and tax	14		(47)
Energy | North America
Disclosure of operating segments
Earnings before interest and tax		(1,010)	(1,756)
Energy | Asia, Australia and Middle East
Disclosure of operating segments
Earnings before interest and tax	1,050	1,101	858
Base Chemicals
Disclosure of operating segments
Turnover	48,113	43,269	41,582
Earnings before interest and tax	(1,431)	918	6,888
Base Chemicals | Operating Segments
Disclosure of operating segments
Turnover	48,813	43,951	42,288
Non-current assets	141,160	124,826
Base Chemicals | South Africa
Disclosure of operating segments
Turnover	22,561	21,336	19,891
Earnings before interest and tax	(843)	(3,213)	2,899
Base Chemicals | Rest of Africa
Disclosure of operating segments
Turnover	2,573	2,142	2,751
Earnings before interest and tax	120	416	220
Base Chemicals | Europe
Disclosure of operating segments
Turnover	7,324	7,037	5,922
Earnings before interest and tax	526	812	734
Base Chemicals | North America
Disclosure of operating segments
Turnover	8,039	5,894	3,228
Earnings before interest and tax	(1,724)	430	1,221
Base Chemicals | South America
Disclosure of operating segments
Turnover	584	513	396
Earnings before interest and tax	7	141	100
Base Chemicals | Asia, Australia and Middle East
Disclosure of operating segments
Turnover	7,032	6,347	9,394
Earnings before interest and tax	483	2,332	1,714
Performance Chemicals
Disclosure of operating segments
Turnover	67,389	63,986	61,359
Earnings before interest and tax	(7,040)	7,853	8,737
Performance Chemicals | Operating Segments
Disclosure of operating segments
Turnover	68,296	64,887	62,185
Non-current assets	126,949	116,945
Performance Chemicals | South Africa
Disclosure of operating segments
Turnover	1,049	1,297	1,292
Earnings before interest and tax	449	1,547	1,340
Performance Chemicals | Rest of Africa
Disclosure of operating segments
Turnover	900	790	786
Earnings before interest and tax	189	22	86
Performance Chemicals | Europe
Disclosure of operating segments
Turnover	33,168	33,008	29,261
Earnings before interest and tax	2,754	3,530	2,984
Performance Chemicals | North America
Disclosure of operating segments
Turnover	19,459	16,926	19,375
Earnings before interest and tax	(11,844)	1,809	3,049
Performance Chemicals | South America
Disclosure of operating segments
Turnover	1,501	1,415	1,669
Earnings before interest and tax	111	138	160
Performance Chemicals | Asia, Australia and Middle East
Disclosure of operating segments
Turnover	11,312	10,550	8,976
Earnings before interest and tax	1,301	807	1,118
Group Functions
Disclosure of operating segments
Turnover	60	40	516
Earnings before interest and tax	(2,210)	(6,666)	552
Group Functions | Operating Segments
Disclosure of operating segments
Turnover	78	52	516
Non-current assets	6,655	6,673
Group Functions | South Africa
Disclosure of operating segments
Earnings before interest and tax	(1,004)	(7,617)	(125)
Group Functions | Rest of Africa
Disclosure of operating segments
Turnover	24		34
Earnings before interest and tax	(25)	553	26
Group Functions | Europe
Disclosure of operating segments
Earnings before interest and tax	251	345	84
Group Functions | North America
Disclosure of operating segments
Earnings before interest and tax	(1,436)	50	85
Group Functions | Asia, Australia and Middle East
Disclosure of operating segments
Turnover	36	40	482
Earnings before interest and tax	R 4	R 3	R 482